Stock Based Compensation Plan- Schedule of Weighted Average Assumptions Used to Estimate Fair Value of Options (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 3 days	6 years 10 days
Expected volatility	71.23%	61.41%
Risk-free rate	0.89%	0.80%
Dividend yield	0.00%	0.00%